Stock-Based Compensation (Summary of Information about Stock Options Activity) (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016 JPY (¥) ¥ / shares shares
Number of shares
Outstanding at beginning of the year | shares	6,347,200	[1]
Exercised | shares	(414,300)	[1]
Forfeited or expired | shares	(2,852,400)	[1]
Outstanding at end of year | shares	3,080,500	[1]
Exercisable at end of year | shares	3,080,500	[1]
Weighted average exercise price
Outstanding at beginning of the year | ¥ / shares	¥ 2,281	[1],[2]
Exercised | ¥ / shares	1,835	[1],[2]
Forfeited or expired | ¥ / shares	1,989	[1],[2]
Outstanding at end of year | ¥ / shares	2,612	[1],[2]
Exercisable at end of year | ¥ / shares	¥ 2,612	[1],[2]
Weighted average remaining contractual life
Outstanding at end of year	1 year 29 days
Exercisable at end of year	1 year 29 days
Aggregate intrinsic value
Outstanding at end of year | ¥	¥ 0
Exercisable at end of year | ¥	¥ 0

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.
[2]	The exercise price of the granted options was adjusted in July 2009 for the issuance of new 18 million shares.